EQUITY - Other Comprehensive Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans	€ (730)	€ (1,448)	€ 898
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(730)	(1,448)	898
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(losses) on cash flow hedging instruments	54,695	(18,282)	(160,606)
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(19,724)	69,368	168,840
Gains on cash flow hedging instruments	34,971	51,086	8,234
Exchange differences on translating foreign operations	(15,346)	4,118	13,344
Total items that may be reclassified to the consolidated income statement in subsequent periods	19,625	55,204	21,578
Total other comprehensive income	18,895	53,756	22,476
Related tax impact	(9,554)	(16,961)	(2,908)
Total other comprehensive income, net of tax	€ 9,341	€ 36,795	€ 19,568